Debt and Capital Lease Obligations (Liberty Puerto Rico Bank Facility) (Narrative) (Details) - Liberty Puerto Rico [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Choice Acquisition [Member]
Debt Instrument [Line Items]
Facility amount	$ 257,500,000
New LPR Term Loan B [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 530,000,000
New LPR Term Loan B [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
New LPR Term Loan C [Member]
Debt Instrument [Line Items]
Principal amount of debt	$ 145,000,000
New LPR Term Loan C [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	6.75%
New LPR Revolving Loan [Member]
Debt Instrument [Line Items]
Facility amount	$ 40,000,000
New LPR Revolving Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fee on unused portion of credit facility	0.50%
New LPR Revolving Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fee on unused portion of credit facility	0.375%
New LPR Revolving Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
LPR Term Loan B and LPR Term Loan C [Member]
Debt Instrument [Line Items]
Original issue price, percentage	99.50%
LIBOR interest rate floor	1.00%
Liberty Puerto Rico Bank Facility [Member]
Debt Instrument [Line Items]
Gains (losses) on extinguishment of debt	$ (9,800,000)	$ (4,400,000)
Loss on extinguishment of debt, third party costs incurred	7,100,000	3,800,000
Write off of deferred debt issuance cost	3,600,000	600,000
Amortization of debt discount (premium)	$ (900,000)	$ 0